26. EMPLOYEE BENEFITS (Details 17) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Effect on present value of obligations	R$ (36,627)	R$ (427,523)	R$ 147,728
Post-employment healthcare benefits | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 248
Effect on present value of obligations	R$ (33,996)
Post-employment healthcare benefits | Medical inflation
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ 8,150
Effect on present value of obligations	R$ 78,813
Post-employment healthcare benefits | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (2,059)
Effect on present value of obligations	R$ (19,906)
Post-employment healthcare benefits | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ 660
Effect on present value of obligations	R$ 36,985
Post-employment healthcare benefits | Medical inflation
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ (6,698)
Effect on present value of obligations	R$ (67,670)
Post-employment healthcare benefits | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 2,040
Effect on present value of obligations	R$ 19,728